CONCENTRATIONS - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage	13.00%	27.00%	15.00%	27.00%	35.70%	90.80%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Operator Customer [Member]
Concentration risk percentage	75.00%	61.00%	73.00%	65.00%	57.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage	56.00%	52.00%	59.00%	59.00%	56.80%	55.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage			100.00%		100.00%